Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses [Line Items]
Income tax expenses, current	2,526	738
Income tax expenses, deferred	6,629	(15,105)
Income tax recovery	9,155	(14,367)
CANADA
Income Tax Expenses [Line Items]
Income tax expenses, current	1,532	127
Income tax expenses, deferred	881	(938)
Income tax recovery	2,413	(811)
UNITED STATES
Income Tax Expenses [Line Items]
Income tax expenses, current	994	611
Income tax expenses, deferred	5,748	(14,167)
Income tax recovery	6,742	(13,556)